INVENTORY (Tables)	12 Months Ended
Feb. 28, 2013
INVENTORY [Abstract]
Schedule of Inventory

Inventory is comprised of the following:

	February 28, 2013	February 29, 2012
Raw Materials	10,268	8,313
Work in Progress	649	1,350
Finished Goods	19,511	15,067

Total Production Inventory	30,428	24,730
Inventory held for customer service/warranty	2,294	2,313

Total Inventory	32,722	27,043